Borrowings - Summary of Long-term Borrowings and Bonds (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 32,506	¥ 28,842
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,528	3,028
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,469	2,003
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	3,566	4,024
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	7,795	7,794
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,498	2,435
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	3,084
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	732	727
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	8,500	8,500
Unsecured bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 334	¥ 331